S000069099 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
WESTERN ASSET SMASh SERIES CORE COMPLETION FUND | SMASh SERIES CORE COMPLETION FUND
Prospectus [Line Items]
Annual Return [Percent]	7.00%	3.29%	(32.17%)	(1.82%)